Share-based awards - Schedule of Non-Cash Stock Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 12,294	$ 13,181
Direct costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	5,381	6,721
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 6,913	$ 6,460